Provisions	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Provisions

19. PROVISIONS

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

	€ million	€ million
Provisions	2018	2017
Due within one year	624	525
Due after one year	697	794

Total provisions	1,321	1,319

	€ million	€ million	€ million	€ million	€ million
			Brazil
Movements during 2018	Restructuring	Legal	indirect taxes	Other	Total
1 January 2018	352	192	356	419	1,319
Income Statement:
Charges	320	90	26	164	600
Releases	(51)	(10)	(55)	(116)	(232)
Reclassification (a)	(7)	16	(85)	76	—
Utilisation	(161)	(130)	(10)	(26)	(327)
Currency translation	(8)	(15)	(29)	13	(39)

31 December 2018	445	143	203	530	1,321

(a)	Includes amounts transferred between classes of provisions

Restructuring provisions primarily include people costs such as redundancy costs and cost of compensation where manufacturing, distribution, service or selling agreements are to be terminated. The group expects these provisions to be substantially utilised within the next few years.

The Group is involved from time to time in legal and arbitration proceedings arising in the ordinary course of business. As previously disclosed, along with other consumer products companies and retail customers, Unilever is involved in a number of ongoing investigations by national competition authorities. These proceedings and investigations are at various stages and concern a variety of product markets. Where specific issues arise, provisions are made to the extent appropriate. Due to the nature of the legal cases, the timing of utilisation of these provisions is uncertain.

In 2018 the group paid €104 million for legal cases in relation to investigations by national competition authorities, of which €76 million was provided in previous years.

Provisions for Brazil indirect taxes are comprised of disputes with Brazilian authorities, in particular relating to tax credits that can be taken for the PIS and COFINS indirect taxes. These provisions are separate from the matters listed as contingent liabilities in note 20; Unilever does not have provisions and contingent liabilities for the same matters. Due to the nature of disputed indirect taxes the timing of utilisation of these provisions is uncertain.